Cover	6 Months Ended
Mar. 31, 2020 shares
Document Type	20-F/A
Amendment Flag	true
Amendment Description	XBRL being amended to incorporate changes that were made to the EDGAR filing, but not to the XBRL fileset.
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--03-31
Entity File Number	001-36176
Entity Registrant Name	Eros STX Global Corp
Entity Central Index Key	0001532981
Entity Incorporation, State or Country Code	Y8
Title of 12(b) Security	A ordinary share, par value GBP 0.30 per share
Trading Symbol	ESGC
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
"A" Ordinary Shares
Entity Common Stock, Shares Outstanding	127,116,702
"B" Ordinary Shares
Entity Common Stock, Shares Outstanding	19,899,085